VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity Disclosure [Abstract]
Schedule of Variable Interest Entities
The following tables present the amounts recorded in our consolidated financial statements related to our consolidated VIEs.

	Successor	Predecessor
	At	At
	December 31, 2025	December 31, 2024
Total assets	$1,193	$1,825

Total liabilities	$311	$198

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Revenues	$243	$294	$530	$598

Operating income (loss)	$13	$(102)	$(124)	$(107)